Depreciation and Amortization - Schedule of Depreciation and Amortization (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Amortization of intangibles assets
Other intangible assets arising from business combinations
Other independently originated intangible assets	41,453	36,265		29,346
Depreciation of property and equipment
Buildings and land	9,807	9,725		9,295
Other property and equipment	13,837	18,447		21,098
Depreciation and impairment of leased assets
Buildings and land	28,607	28,672		31,195
Other property and equipment
Depreciation for improvements in leased real estate as right-to-use lease assets	1,049	1,135		1,017
Amortization for the right-to-use other intangible assets under lease
Depreciation of other assets for investment properties	357	357		357
Amortization of other assets per activity income asset
Total	$ 95,110	$ 94,601	[1]	$ 92,308	[1]

[1]	The comparative information was aligned with the new segment structure in accordance with IFRS 8.